Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property, plant and equipment.
Schedule of movement in the net book values of property, plant and equipment

	As of June 30, 2024
		IT	Lab	Leasehold	Assets under
In CHF thousands	Furniture	equipment	equipment	improvements	construction	Total
Acquisition cost:
Balance at December 31, 2023	309	2,168	10,233	1,662	—	14,372
Additions	15	45	214	43	—	317
Balance at June 30, 2024	324	2,213	10,447	1,705	—	14,689

Accumulated depreciation:
Balance at December 31, 2023	(212)	(1,851)	(8,101)	(832)	—	(10,996)
Depreciation expense	(25)	(103)	(504)	(135)	—	(767)
Balance at June 30, 2024	(237)	(1,954)	(8,605)	(967)	—	(11,763)

Carrying amount:
December 31, 2023	97	317	2,132	830	—	3,376
June 30, 2024	87	259	1,842	738	—	2,926